Label	Element	Value
Victory Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Victory Funds

Victory Floating Rate Fund

Victory High Income Municipal Bond Fund

Victory High Yield Fund

Victory Strategic Income Fund

Victory Tax-Exempt Fund

(each, a “Fund”)

Supplement dated July 20, 2020

to the Prospectus dated May 1, 2020 (“Prospectus”), as supplemented

Effective August 1, 2020 (the “Effective Date”), shareholders that purchase Class A shares of the Funds will be subject to a revised initial sales charge (i.e., “front-end sales load”) breakpoint schedule. Accordingly, as of the Effective Date purchases of Class A shares of a Fund will be subject to the following maximum sales charges: 2.25% for purchases of up to $100,000, and 1.75% for purchases of $100,001 up to $249,999. There will be no sales charge for purchases of Class A shares of a Fund of $250,000 and above. Shareholders, however, may be subject to a contingent deferred sales charge (CDSC) of 0.75% on certain redemptions of Class A shares of a Fund purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase (previously, within 12 months of purchase). All other sales charge waivers and reductions described elsewhere in the Funds’ Prospectus or Statement of Additional Information (SAI) still apply.

As of the Effective Date, the Prospectus is revised as set forth below.

Risk/Return [Heading]	rr_RiskReturnHeading	Victory Tax-Exempt Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
1.	All Funds: The following replaces the “Shareholder Fees” for Class A shares in the table in the sections titled “Fund Fees and Expenses” on pages 1, 7, 13, 19, and 25 of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
6.	Tax-Exempt Fund: The following replaces the information for Class A shares presented in the Expense Example table on page 26 of the Prospectus.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
7.	All Funds: The Investment Performance information for Class A shares of the Funds found on pages 5, 11, 17, 23, and 29 of the Prospectus has not been restated to reflect the change in maximum sales charge that will take effect on the Effective Date.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor. PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Victory Tax-Exempt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	521
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,425

[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.